Credit Losses (Tables)	12 Months Ended
Dec. 31, 2023
Credit Loss [Abstract]
Debt Securities, Available-for-Sale, Allowance for Credit Loss
The following tables summarize the Company’s allowance for expected credit losses for the twelve months ended December 31, 2023 and December 31, 2022 in available for sale investments, reinsurance recoverables and receivables:

Available for Sale Investments	December 31,
	2023	2022
	($ in millions)
Balance at the beginning of the period	$7.7	$2.7
Additions to the allowance for credit losses on securities for which credit losses were not previously recognized	0.3	5.4
Increases/(decreases) to the allowance for credit losses on securities that had an allowance in the prior period	(3.6)	0.2
Reductions to the allowance for securities sold	(1.5)	(0.6)
Balance at the end of the period	$2.9	$7.7

Reinsurance Recoverable, Allowance for Credit Loss

	December 31, 2023		December 31, 2022
	($ in millions)		($ in millions)
	Reinsurance Recoverables	Receivables	Reinsurance Recoverables	Receivables

Balance at the beginning of the year	$3.7	$25.0	$3.3	$30.2
Movement in the year	—	(4.0)	0.4	(5.2)
Balance at the end of the year	$3.7	$21.0	$3.7	$25.0